Short-term Borrowings - Additional Information (Details)							1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	May 06, 2019 USD ($)	Mar. 18, 2019 USD ($)	Dec. 25, 2018 USD ($)	Oct. 31, 2018 USD ($)	Oct. 29, 2018 USD ($)	Oct. 18, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	May 06, 2019 CNY (¥)	Mar. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 25, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)
Short Term Debt [Line Items]
Short-term bank borrowings							$ 12,500,392		$ 23,253,294	$ 23,253,294	$ 23,253,294	$ 23,253,294	$ 12,500,392
Weighted average interest rate							6.28%		6.38%	6.38%	6.38%	6.38%	6.28%		6.38%			6.28%
Other borrowings							$ 9,455,757		$ 11,262,659	$ 11,262,659	$ 11,262,659	$ 11,262,659	$ 9,455,757
Weighted average interest rate							7.09%		7.18%	7.18%	7.18%	7.18%	7.09%		7.18%			7.09%
Interest expenses												$ 2,605,167	$ 978,477	$ 216,576
Interest Free Loan Agreement | Shanghai Jieshi
Short Term Debt [Line Items]
Principle amount																					$ 107,129	¥ 700,000
Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period								6 months	6 months
Principle amount				$ 5,360,000				$ 5,360,000	$ 1,777,989	$ 1,777,989	$ 1,777,989	$ 1,777,989
Annual interest rates									7.00%	7.00%	7.00%	7.00%			7.00%
Six Month Loan Agreements | Accounts Receivable
Short Term Debt [Line Items]
Collateral amount							$ 2,214,141						2,214,141
Six Month Loan Agreements | Minimum
Short Term Debt [Line Items]
Annual interest rates				7.00%				7.00%												7.00%
Six Month Loan Agreements | Maximum
Short Term Debt [Line Items]
Annual interest rates				9.00%				9.00%												9.00%
One Year Loan Agreement
Short Term Debt [Line Items]
Debt instrument maturity period				1 year
Principle amount				$ 728,523				$ 728,523												¥ 5,000,000
Annual interest rates				12.00%				12.00%												12.00%
One Year Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period							1 year				1 year
Principle amount							$ 1,618,778		$ 4,466,687	$ 4,466,687	$ 4,466,687	$ 4,466,687	$ 1,618,778					¥ 11,110,000
Annual interest rates							10.90%		10.90%	10.90%	10.90%	10.90%	10.90%		10.90%			10.90%
One Year Loan Agreements | Accounts Receivable
Short Term Debt [Line Items]
Collateral amount							$ 1,798,100		$ 5,739,895	$ 5,739,895	$ 5,739,895	$ 5,739,895	$ 1,798,100
Three Month Loan Agreement
Short Term Debt [Line Items]
Debt instrument maturity period			3 months
Principle amount			$ 1,748,456																¥ 12,000,000
Annual interest rates			18.00%																18.00%
Four Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period										4 months
Principle amount							205,983						205,983
Annual interest rates									10.00%	10.00%	10.00%	10.00%			10.00%
Four Month Loan Agreements | Accounts Receivable
Short Term Debt [Line Items]
Collateral amount							$ 271,068						$ 271,068
Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period										6 months
Principle amount									$ 4,812,000	$ 4,812,000	$ 4,812,000	$ 4,812,000
Other Bank Borrowings | Guaranteed by the Founders
Short Term Debt [Line Items]
Bank borrowings									716,723	716,723	716,723	716,723			¥ 5,000,000
Other Bank Borrowings | Guaranteed by One of the Subsidiaries of the Group
Short Term Debt [Line Items]
Bank borrowings									716,723	716,723	716,723	716,723			5,000,000
Prepayments and Other Current Assets
Short Term Debt [Line Items]
Collateral amount									430,034	430,034	430,034	430,034
Bank borrowings									1,433,445	1,433,445	1,433,445	1,433,445			10,000,000
Taipei Fubon Commercial Bank Co. Ltd | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings									14,695,000	14,695,000	14,695,000	14,695,000
Debt instrument, term						3 years
Aggregate principal amount maximum borrowing capacity						$ 25,000,000
The Hongkong and Shanghai Banking Corporation Limited | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings									3,983,355	3,983,355	3,983,355	3,983,355
Aggregate principal amount maximum borrowing capacity					$ 4,000,000
Debt instrument maturity period					2 years
The Hongkong and Shanghai Banking Corporation Limited | Revolving Loan Facility | Restricted Cash
Short Term Debt [Line Items]
Collateral amount									3,239,987	3,239,987	3,239,987	3,239,987
Bank borrowings									2,000,000	2,000,000	2,000,000	2,000,000
China Merchants Bank, Shanghai Tianyaoqiao Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings									1,433,445	1,433,445	1,433,445	1,433,445			10,000,000
Aggregate principal amount maximum borrowing capacity		$ 2,150,168															¥ 15,000,000
Debt instrument maturity period		1 year
Ningbo Commerce Bank, Shanghai Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings									$ 274,603	$ 274,603	$ 274,603	$ 274,603			¥ 1,915,688
Aggregate principal amount maximum borrowing capacity	$ 286,689															¥ 2,000,000
Debt instrument maturity period	1 year